United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2021

Date of reporting period: November 30, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS 2.51%
Energy - 2.22%
Oil, Gas & Consumable Fuels - 2.22%
California Resources Corp.A	263,700	$5,753,934
Denbury, Inc.A	500,808	11,248,148
KNOT Offshore Partners LP	545,424	7,968,644
Pioneer Energy Services Corp.A B C	75,602	975,266

		25,945,992

Total Energy		25,945,992

Financials - 0.25%
Mortgage Real Estate Investment Trusts (REITs) - 0.25%
Annaly Capital Management, Inc.	359,000	2,872,000

Materials - 0.04%
Chemicals - 0.04%
CVR Partners LP	56,697	511,408

Total Common Stocks (Cost $42,676,644)		29,329,400

WARRANTS - 0.05% (Cost $–)
Energy - 0.05%
Denbury, Inc.A	122,316	642,159

	Principal Amount*
CORPORATE OBLIGATIONS 63.60%
Basic Materials - 0.73%
Chemicals - 0.73%
CVR Partners LP / CVR Nitrogen Finance Corp., 9.250%, Due 6/15/2023D	$8,593,000	8,539,294

Communications - 5.73%
Internet - 2.79%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.250%, Due 12/1/2027D	14,760,000	15,534,900
VeriSign, Inc., 4.750%, Due 7/15/2027	15,940,000	17,055,800

		32,590,700

Media - 0.96%
Diamond Sports Group LLC / Diamond Sports Finance Co.,
5.375%, Due 8/15/2026D	3,600,000	2,790,000
6.625%, Due 8/15/2027D	14,740,000	8,452,653

		11,242,653

Telecommunications - 1.98%
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 9.875%, Due 5/1/2024D	21,779,000	23,167,411

Total Communications		67,000,764

Consumer, Cyclical - 13.88%
Entertainment - 6.54%
Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, Due 10/15/2025D	13,390,000	13,390,000
Churchill Downs, Inc., 4.750%, Due 1/15/2028D	19,277,000	20,244,705
Cinemark USA, Inc., 4.875%, Due 6/1/2023	16,789,000	15,891,628
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, Due 2/15/2023D	14,586,000	14,002,560
Six Flags Entertainment Corp., 5.500%, Due 4/15/2027D	12,910,000	12,974,550

		76,503,443

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Principal Amount*	Fair Value
CORPORATE OBLIGATIONS - 63.60% (continued)
Consumer, Cyclical - 13.88% (continued)
Household Products/Wares - 0.87%
CD&R Smokey Buyer, Inc., 6.750%, Due 7/15/2025D	$9,460,000	$10,145,850

Lodging - 4.05%
Boyd Gaming Corp., 4.750%, Due 12/1/2027	18,769,000	19,073,058
Marriott Ownership Resorts, Inc., 4.750%, Due 1/15/2028	6,945,000	6,997,088
Marriott Ownership Resorts, Inc. / ILG LLC, 6.500%, Due 9/15/2026	5,330,000	5,596,500
Station Casinos LLC, 5.000%, Due 10/1/2025D	15,505,000	15,621,287

		47,287,933

Retail - 2.42%
Brinker International, Inc.,
3.875%, Due 5/15/2023	11,135,000	11,023,650
5.000%, Due 10/1/2024D	2,420,000	2,484,203
QVC, Inc., 5.950%, Due 3/15/2043	15,136,000	14,795,440

		28,303,293

Total Consumer, Cyclical		162,240,519

Consumer, Non-Cyclical - 21.45%
Agriculture - 1.06%
Darling Ingredients, Inc., 5.250%, Due 4/15/2027D	11,640,000	12,396,600

Commercial Services - 1.27%
AMN Healthcare, Inc., 4.625%, Due 10/1/2027D	14,185,000	14,823,325

Food - 5.83%
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, Due 1/15/2030D	15,574,000	17,506,733
Pilgrim’s Pride Corp., 5.875%, Due 9/30/2027D	17,731,000	19,060,825
Simmons Foods, Inc., 5.750%, Due 11/1/2024D	16,910,000	17,290,475
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028	14,045,000	14,258,484

		68,116,517

Health Care - Products - 2.26%
Avantor Funding, Inc., 4.625%, Due 7/15/2028D	10,640,000	11,198,600
Teleflex, Inc., 4.625%, Due 11/15/2027	14,370,000	15,268,125

		26,466,725

Health Care - Services - 9.58%
Acadia Healthcare Co., Inc., 5.500%, Due 7/1/2028D	12,028,000	12,794,785
Charles River Laboratories International, Inc., 5.500%, Due 4/1/2026D	14,191,000	14,900,550
HCA, Inc., 4.125%, Due 6/15/2029	7,095,000	8,204,554
IQVIA, Inc., 5.000%, Due 5/15/2027D	13,710,000	14,429,775
MEDNAX, Inc., 6.250%, Due 1/15/2027D	16,730,000	17,901,100
Select Medical Corp., 6.250%, Due 8/15/2026D	12,985,000	13,861,488
Tenet Healthcare Corp., 4.875%, Due 1/1/2026D	15,930,000	16,407,900
Universal Health Services, Inc., 5.000%, Due 6/1/2026D	13,016,000	13,504,100

		112,004,252

Pharmaceuticals - 1.45%
Elanco Animal Health, Inc., 5.900%, Due 8/28/2028	14,430,000	16,937,934

Total Consumer, Non-Cyclical		250,745,353

Energy - 3.68%
Oil & Gas - 3.68%
Berry Petroleum Co. LLC, 7.000%, Due 2/15/2026D	32,425,000	26,357,634

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Principal Amount*	Fair Value
CORPORATE OBLIGATIONS - 63.60% (continued)
Energy - 3.68% (continued)
Oil & Gas - 3.68%(continued)
Murphy Oil Corp.
5.875%, Due 12/1/2027	$13,100,000	$11,921,000
6.375%, Due 12/1/2042	5,975,000	4,780,000

		43,058,634

Total Energy		43,058,634

Financial - 1.25%
REITS - 1.25%
MPT Operating Partnership LP / MPT Finance Corp.,
4.625%, Due 8/1/2029	8,175,000	8,717,166
3.500%, Due 3/15/2031	5,795,000	5,889,516

		14,606,682

Total Financial		14,606,682

Industrial - 12.38%
Aerospace/Defense - 1.67%
Kratos Defense & Security Solutions, Inc., 6.500%, Due 11/30/2025D	18,685,000	19,576,274

Engineering & Construction - 2.02%
AECOM, 5.875%, Due 10/15/2024	11,759,000	13,052,490
KBR, Inc., 4.750%, Due 9/30/2028D	10,255,000	10,613,925

		23,666,415

Machinery - Construction & Mining - 1.37%
BWX Technologies, Inc., 5.375%, Due 7/15/2026D	15,381,000	15,977,014

Machinery - Diversified - 1.50%
JPW Industries Holding Corp.,
9.000%, Due 10/1/2024D	16,085,000	15,361,175
9.000%, Due 10/1/2024D	2,325,000	2,197,125

		17,558,300

Transportation - 5.82%
Borealis Finance LLC, 7.500%, Due 11/16/2023D	18,109,555	17,339,899
Eagle Bulk Shipco LLC, 8.250%, Due 11/28/2022	16,996,697	15,976,895
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc., 8.125%, Due 11/15/2021D	20,540,000	13,453,700
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 11.250%, Due 8/15/2022D	17,840,000	14,628,800
Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 10.750%, Due 7/1/2025D	6,225,000	6,614,063

		68,013,357

Total Industrial		144,791,360

Technology - 4.50%
Computers - 3.22%
Booz Allen Hamilton, Inc., 3.875%, Due 9/1/2028D	13,615,000	14,057,488
Leidos, Inc.,
7.125%, Due 7/1/2032	9,520,000	12,947,200

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 63.60% (continued)
Technology - 4.50% (continued)
Computers - 3.22% (continued)
Leidos, Inc. (continued)
5.500%, Due 7/1/2033	$	8,771,000	$10,612,910

			37,617,598

Semiconductors - 1.28%
Entegris, Inc., 4.625%, Due 2/10/2026D		14,596,000	15,033,880

Total Technology			52,651,478

Total Corporate Obligations (Cost $726,942,146)			743,634,084

CONVERTIBLE OBLIGATIONS 3.95%
Consumer, Cyclical - 0.70%
Entertainment - 0.70%
Cinemark Holdings, Inc., 4.500%, Due 08/15/2025D		6,225,000	8,175,112

Consumer, Non-Cyclical - 1.43%
Food - 1.43%
Chefs’ Warehouse, Inc., 1.875%, Due 12/1/2024D		17,830,000	16,680,042

Energy - 1.08%
Oil & Gas - 1.08%
Pioneer Energy Services Corp., 5.000%, Due 11/15/2025, PIK (in-kind rate 5.000%)B C D		12,680,773	12,650,339

Industrial - 0.74%
Electronics - 0.74%
Vishay Intertechnology, Inc., 2.250%, Due 06/15/2025		8,483,000	8,628,839

Total Convertible Obligations (Cost $39,112,749)			46,134,332

FOREIGN CONVERTIBLE OBLIGATIONS - 1.46% (Cost $17,048,179)
Industrial - 1.46%
Transportation - 1.46%
Scorpio Tankers, Inc., 3.000%, Due 05/15/2022		18,191,000	17,133,764

FOREIGN CORPORATE OBLIGATIONS 25.04%
Consumer, Cyclical - 3.74%
Entertainment - 2.63%
Ladbrokes Group Finance PLC, 5.125%, Due 9/8/2023E	GBP	12,800,000	17,746,896
William Hill PLC, 4.750%, Due 5/1/2026E	GBP	8,812,000	13,010,600

			30,757,496

Leisure Time - 1.11%
Carnival Corp., 6.650%, Due 1/15/2028		13,230,000	13,033,204

Total Consumer, Cyclical			43,790,700

Consumer, Non-Cyclical - 5.30%
Agriculture - 1.66%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.500%, Due 12/15/2022D		18,847,000	19,412,410

Food - 3.64%
Clearwater Seafoods, Inc., 6.875%, Due 5/1/2025D		16,285,000	17,017,825
Minerva Luxembourg S.A., 6.500%, Due 9/20/2026D		9,725,000	10,329,020
Nova Austral S.A.,
12.000%, Due 11/26/2026, Cash (2.000%) or PIK (in-kind rate 10.000%)D E		20,841,695	14,172,353

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Principal Amount*			Fair Value
FOREIGN CORPORATE OBLIGATIONS - 25.04% (continued)
Consumer, Non-Cyclical - 5.30% (continued)
Food - 3.64% (continued)
Nova Austral S.A., (continued)
12.000%, Due 11/26/2026, PIK (in-kind rate 12.000%)	$		9,900,004	$990,000

				42,509,198

Total Consumer, Non-Cyclical				61,921,608

Energy - 12.17%
Oil & Gas - 12.17%
Athabasca Oil Corp., 9.875%, Due 2/24/2022D			34,996,000	12,248,600
Baytex Energy Corp., 8.750%, Due 4/1/2027D			23,115,000	10,864,050
Canadian Natural Resources Ltd.,
6.450%, Due 6/30/2033			5,330,000	6,706,466
6.250%, Due 3/15/2038			8,630,000	11,135,629
6.750%, Due 2/1/2039			8,610,000	11,222,374
Cenovus Energy, Inc.,
4.250%, Due 4/15/2027			7,110,000	7,581,786
6.750%, Due 11/15/2039			6,249,000	7,439,309
CES Energy Solutions Corp., 6.375%, Due 10/21/2024D		CAD	30,647,000	22,300,312
7.125%, Due 2/1/2027D			14,924,000	14,625,520
OKEA ASA,
6.733%, Due 6/28/2023, (3-mo. USD LIBOR + 6.500%)E F			16,600,000	15,521,000
8.750%, Due 12/11/2024			11,100,000	10,222,536
Vermilion Energy, Inc., 5.625%, Due 3/15/2025D			15,095,000	12,415,637

				142,283,219

Total Energy				142,283,219

Industrial - 3.83%
Machinery - Diversified - 1.29%
ATS Automation Tooling Systems, Inc., 6.500%, Due 6/15/2023D			14,844,000	15,048,105

Transportation - 2.54%
Diana Shipping, Inc., 9.500%, Due 9/27/2023			14,100,000	13,677,000
MPC Container Ships Invest B.V., 4.975%, Due 3/22/2023, (3-mo. USD LIBOR + 4.750%)E			17,282,634	16,072,849

				29,749,849

Total Industrial				44,797,954

Total Foreign Corporate Obligations (Cost $301,722,415)				292,793,481

	Shares
SHORT-TERM INVESTMENTS - 2.02% (Cost $23,666,220)
Investment Companies - 2.02%
American Beacon U.S. Government Money Market Select Fund, 0.01%G H			23,666,220	23,666,220

TOTAL INVESTMENTS - 98.63% (Cost $1,151,168,353)				1,153,333,440
OTHER ASSETS, NET OF LIABILITIES - 1.37%				15,982,006

TOTAL NET ASSETS - 100.00%				$1,169,315,446

Percentages are stated as a percent of net assets.

*In U.S. Dollars unless otherwise noted.

A	Non-income producing security.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $13,625,605 or 1.17% of net assets.
C	Value was determined using significant unobservable inputs.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $700,573,971 or 59.91% of net assets. The Fund has no right to demand registration of these securities.

E

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

F

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on November 30, 2020.

G	7-day yield.
H	The Fund is affiliated by having the same investment advisor.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

Short Futures Contracts Open on November 30, 2020:

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
British Pound Currency Futures	371	December 2020	$(30,179,918)	$(30,941,400)	$(761,482)
Canadian Dollar Currency Futures	290	December 2020	(21,980,859)	(22,374,950)	(394,091)

			$(52,160,777)	$(53,316,350)	$(1,155,573)

Glossary:

Currency Abbreviations:

CAD	Canadian Dollar
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2020, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$28,354,134	$—	$975,266	$29,329,400
Warrants	642,159	—	—	642,159
Corporate Obligations	—	743,634,084	—	743,634,084
Convertible Obligations	—	33,483,993	12,650,339	46,134,332
Foreign Convertible Obligations	—	17,133,764	—	17,133,764
Foreign Corporate Obligations	—	292,793,481	—	292,793,481
Short-Term Investments	23,666,220	—	—	23,666,220

Total Investments in Securities - Assets	$52,662,513	$1,087,045,322	$13,625,605	$1,153,333,440

Financial Derivative Instruments - Liabilities
Futures Contracts	$(1,155,573)	$—	$—	$(1,155,573)

Total Financial Derivative Instruments - Liabilities	$(1,155,573)	$—	$—	$(1,155,573)

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2020, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2020	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 11/30/2020	Unrealized Appreciation (Depreciation) at Year End*
Common Stocks	$821,794	$—	$—	$—	$—	$153,472	$—	$—	$975,266	$192,791
Convertible Obligations	12,412,725	285,773	—	35,507	—	(83,666)	—	—	12,650,339	816,457

	$13,234,519	$285,773	$—	$35,507	$—	$69,806	$—	$—	$13,625,605	$1,009,248

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of the asset categorized within Level 3 of the fair value hierarchy:

Security Type	Fair Value At 11/30/2020	Valuation Technique	Unobservable Inputs	Input Assumptions	Fair Value at 11/30/2020 per share
Common Stock	$975,266	Enterprise Value Method	EBITDA Estimate, EBITDA Comparable, Illiquidity Discount	EBITDA Estimate, EBITDA Comparable, Illiquidity Discount(1)	12.90 USD
Convertible Obligations	$12,650,339	Black Scholes Model	Common Stock Valuation Estimate, Index Derived Implied Credit Spread, Equity Volatility	Common Stock Valuation Estimate, Index Derived Implied Credit Spread, Equity Volatility(2)	99.76 USD

(1)

An EBITDA estimate for 2020 / 2021 for Pioneer was used at period end, however the EV / EBITDA multiple was revised from the prior multiple of 16.1x to 14.4x as a result of downward revisions to the enterprise values of the two comparable companies and decrease in net debt position of Pioneer. A 20% illiquidity discount has been applied to the enterprise value. An increase in EBITDA Estimates or comparables would result in an increase in the valuation and conversely a decrease in either of these unobservable inputs would result in a decrease to the valuation. An increase to the illiquidity discount would result in a decrease to the valuation and conversely a decrease in the illiquidity discount would result in a valuation increase.

(2)

The common stock valuation for Pioneer was estimated based on documents filed with the Chapter 11 bankruptcy court. An implied credit spread of 2250 bp was used. This credit spread corresponds to the OAS (Option Adjusted Spread) of the ICE BofA High Yield Energy Equipment & Services Index (Ticker HESN). The high yield sector spreads tightened from June to August 2020. Equity volatility of 45% was also used. An increase in the common stock valuation estimate would result in an increase in the valuation and conversely a decrease in the unobservable input would result in a decrease to the valuation. An increase in the credit spread would result in a decrease in the valuation and conversely a decrease in this unobservable input would result in an increase to the valuation. An increase in the equity volatility would result in an increase in the valuation and conversely a decrease in the unobservable input would result in a decrease in the valuation.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS 0.03%
Consumer Discretionary - 0.01%
Commercial Services & Supplies - 0.01%
Constellis Holdings LLCA	69,609	$69,609

Diversified Consumer Services - 0.00%
Tweddle Group, Inc.A B C	2,722	272

Entertainment - 0.00%
Deluxe EntertainmentA	102,794	—

Total Consumer Discretionary		69,881

Energy - 0.01%
Oil, Gas & Consumable Fuels - 0.01%
Southcross Energy Partners LPA	336,500	33,650

Financials - 0.00%
Diversified Financial Services - 0.00%
RCS 2L EscrowA B C	667	—

Information Technology - 0.01%
Communications Equipment - 0.01%
4L Technologies, Inc.A	140,935	70,467
Internap Corp.A	87,247	873

		71,340

Total Information Technology		71,340

Total Common Stocks (Cost $1,894,741)		174,871

PREFERRED STOCKS 0.44%
Energy - 0.35%
Oil, Gas & Consumable Fuels - 0.35%
Southcross Energy Partners LPA	2,686,976	2,037,416

Total Energy		2,037,416

Information Technology - 0.09%
Communications Equipment - 0.09%
4L Technologies, Inc.A B C	5,113	528,092

Total Preferred Stocks (Cost $2,581,476)		2,565,508

	Principal Amount
BANK LOAN OBLIGATIONSD 87.50%
Basic Materials - 3.05%
Chemicals - 2.07%
Archroma Finance SARL, 4.391% - 4.459%, Due 8/12/2024, USD 2017 Term Loan B2, (1-mo. LIBOR + 4.250%, 3-mo. LIBOR + 4.250%)	$1,613,142	1,528,452
Ascend Performance Materials Operations LLC, 6.250%, Due 8/27/2026, 2019 Term Loan B, (3-mo. LIBOR + 5.250%)	1,485,990	1,485,069
ASP Unifrax Holdings, Inc.,
3.970%, Due 12/12/2025, Term Loan B, (3-mo. LIBOR + 3.750%)	2,257,193	1,969,514
8.750%, Due 12/14/2026, 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	2,287,000	1,861,046
Illuminate Buyer LLC, 4.146%, Due 6/16/2027, Term Loan, (1-mo. LIBOR + 4.000%)	2,542,000	2,535,645

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSD - 87.50% (continued)
Basic Materials - 3.05% (continued)
Chemicals - 2.07% (continued)
New Arclin US Holding Corp., 9.750%, Due 2/14/2025, 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	$2,720,000	$2,584,000

		11,963,726

Iron/Steel - 0.98%
Phoenix Services International LLC, 4.750%, Due 3/1/2025, Term Loan, (1-mo. LIBOR + 3.750%)	5,810,204	5,630,436

Total Basic Materials		17,594,162

Communications - 11.66%
Advertising - 1.76%
ABG Intermediate Holdings LLC, 4.500%, Due 9/27/2024, 2017 1st Lien Add-On Term Loan, (3-mo. LIBOR + 3.500%)	3,036,382	2,992,476
Advantage Sales & Marketing, Inc., 6.000%, Due 10/28/2027, 2020 Term Loan B, (3-mo. LIBOR + 5.250%)	1,227,000	1,214,288
Polyconcept Investments B.V., 5.500%, Due 8/16/2023, USD 2016 Term Loan B, (3-mo. LIBOR + 4.500%)	2,674,143	2,446,841
Red Ventures LLC, 4.250%, Due 11/8/2024, 2020 Term Loan B, (1-mo. LIBOR + 3.500%)	398,000	393,025
Vestcom Parent Holdings, Inc., 5.000%, Due 12/19/2023, 2016 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	3,199,958	3,119,960

		10,166,590

Internet - 2.43%
Ancestry.com Inc., Due 11/24/2027, 2020 Term LoanE	1,094,000	1,089,897
Cablevision Lightpath LLC, Due 9/15/2027, Term Loan BE	416,000	413,400
CNT Holdings Corp.,
4.500%, Due 11/8/2027, 2020 Term Loan, (6-mo. LIBOR + 3.750%)	1,018,000	1,008,543
7.500%, Due 10/16/2028, 2020 2nd Lien Term Loan, (3-mo. LIBOR + 6.750%)	1,168,000	1,170,920
Internap Corp.,
11.000%, Due 5/8/2023, 2020 First Out Term Loan, (3-mo. LIBOR + 10.000%)	130,048	122,245
3.500%, Due 5/8/2025, 2020 Second Out Term Loan, PIK (in-kind rate 3.500%)	401,779	220,978
ION Trading Technologies SARL, 5.000%, Due 11/21/2024, USD Incremental Term Loan B, (6-mo. LIBOR + 4.000%)	2,986,970	2,941,538
ProQuest LLC, 3.646%, Due 10/23/2026, 2019 Term Loan, (1-mo. LIBOR + 3.500%)	3,090,322	3,065,228
TEN-X LLC, 5.000%, Due 9/27/2024, 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	2,246,186	2,115,166
Web.com Group, Inc., 3.893%, Due 10/10/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	1,931,000	1,885,834

		14,033,749

Media - 3.01%
Cengage Learning, Inc., 5.250%, Due 6/7/2023, 2016 Term Loan B, (3-mo. LIBOR + 4.250%)	3,481,511	3,230,564
Diamond Sports Group LLC, Due 8/24/2026, Term LoanE	544,625	452,039
Global Eagle Entertainment, Inc.,
11.250%, Due 1/22/2021, 2020 DIP Term Loan, (1-mo. LIBOR + 10.000%)	1,342,197	1,311,997
8.725%, Due 1/6/2023, 1st Lien Term Loan, (6-mo. LIBOR + 7.500%)	5,605,669	4,172,748
McGraw-Hill Global Education Holdings LLC, 5.000%, Due 5/4/2022, 2016 Term Loan B, (3-mo. LIBOR + 4.000%)	2,485,819	2,343,406
NEP/NCP Holdco, Inc., 3.396%, Due 10/20/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	1,994,924	1,865,254
Springer Nature Deutschland GmbH, 4.500%, Due 8/14/2024, USD Term Loan B16, (1-mo. LIBOR + 3.500%)	1,998,762	1,987,209
Univision Communications, Inc., 4.750%, Due 3/15/2026, 2020 Replacement Term Loan, (1-mo. LIBOR + 3.750%)	1,995,000	1,973,115

		17,336,332

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSD - 87.50% (continued)
Communications - 11.66% (continued)
Telecommunications - 4.46%
Connect Finco SARL, 5.500%, Due 12/11/2026, Term Loan B, (1-mo. LIBOR + 4.500%)	$2,493,734	$2,486,976
Consolidated Communications, Inc., 5.750%, Due 10/2/2027, 2020 Term Loan B, (1-mo. LIBOR + 4.750%)	930,000	929,191
Gigamon Inc., 5.250%, Due 12/27/2024, 1st Lien Term Loan, (6-mo. LIBOR + 4.250%)	1,496,231	1,479,399
Global Tel*Link Corp.,
4.396%, Due 11/29/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.250%)	468,187	417,533
8.396%, Due 11/29/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.250%)	2,555,000	1,750,175
Intelsat Jackson Holdings S.A.,
6.500%, Due 7/13/2022, 2020 DIP Term Loan, (3-mo. LIBOR + 5.500%)F	193,218	197,083
8.625%, Due 1/2/2024, 2017 Term Loan B5G	514,000	521,068
8.750%, Due 1/2/2024, 2017 Term Loan B4, (3-mo. PRIME + 5.500%)	771,000	780,915
Iridium Satellite LLC, 4.750%, Due 11/4/2026, Term Loan, (1-mo. LIBOR + 3.750%)	841,885	841,767
LogMeIn, Inc., 4.903%, Due 8/31/2027, Term Loan B, (1-mo. LIBOR + 4.750%)	3,598,000	3,553,025
Maxar Technologies Ltd., 2.900%, Due 10/4/2024, Term Loan B, (1-mo. LIBOR + 2.750%)	3,258,111	3,153,851
MLN US HoldCo LLC,
4.652%, Due 11/30/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	1,640,565	1,427,800
8.902%, Due 11/30/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	3,985,000	2,032,350
US Telepacific Corp., 6.500%, Due 5/2/2023, 2017 Term Loan B, (6-mo. LIBOR + 5.500%)E	3,075,039	2,711,815
West Corp.,
4.500%, Due 10/10/2024, 2018 Term Loan B1, (1-mo. LIBOR + 3.500%, 3-mo. LIBOR + 3.500%)	540,617	510,797
5.000%, Due 10/10/2024, 2017 Term Loan, (1-mo. LIBOR + 4.000%, 3-mo. LIBOR + 4.000%)	3,068,069	2,914,298

		25,708,043

Total Communications		67,244,714

Consumer, Cyclical - 19.44%
Airlines - 2.60%
Delta Air Lines, Inc., 5.750%, Due 4/29/2023, 2020 GSR Term Loan B, (3-mo. LIBOR + 4.750%)	1,496,250	1,510,584
JetBlue Airways Corp., 6.250%, Due 6/17/2024, Term Loan, (3-mo. LIBOR + 5.250%)	1,698,500	1,725,047
Mileage Plus Holdings LLC, 6.250%, Due 6/25/2027, 2020 Term Loan B, (3-mo. LIBOR + 5.250%)	8,432,000	8,681,166
SkyMiles IP Ltd., 4.750%, Due 10/20/2027, 2020 Skymiles Term Loan B, (3-mo. LIBOR + 3.750%)	3,006,000	3,069,517

		14,986,314

Apparel - 0.17%
Champ Acquisition Corp., Due 12/19/2025, Term LoanE	987,113	961,202

Auto Manufacturers - 0.52%
CTOS LLC, 4.393%, Due 4/18/2025, 2020 Term Loan B, (1-mo. LIBOR + 4.250%)	2,871,610	2,857,252
OEConnection LLC,
Due 9/25/2026, 2019 Delayed Draw Term LoanF	635	622
4.146%, Due 9/25/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.000%)	175,447	171,937

		3,029,811

Auto Parts & Equipment - 0.54%
IXS Holdings, Inc., 6.000%, Due 3/5/2027, 2020 Term Loan B, (3-mo. LIBOR + 5.000%)	1,436,598	1,422,232
Trico Group LLC, 8.500%, Due 2/2/2024, 2020 Term Loan B, (3-mo. LIBOR + 7.500%)	480,631	479,131
Wheel Pros, LLC, Due 11/6/2027, 2020 Term LoanE	1,247,000	1,222,060

		3,123,423

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSD - 87.50% (continued)
Consumer, Cyclical - 19.44% (continued)
Distribution/Wholesale - 0.44%
BCPE Empire Holdings, Inc., 4.146%, Due 6/11/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.000%)	$2,566,652	$2,517,449

Entertainment - 4.21%
Allen Media LLC, 5.720%, Due 2/10/2027, 2020 Term Loan B, (3-mo. LIBOR + 5.500%)	1,990,680	1,968,284
CDS US Intermediate Holdings, Inc.,
5.000%, Due 6/4/2021, 2020 Term Loan, (1 Week LIBOR + 4.000%)	2	2
Due 7/8/2022, 2017 1st Lien Term LoanH	5,475,949	2,685,186
Due 7/10/2023, 2nd Lien Term LoanH	5,095,796	560,538
6.224%, Due 11/24/2025, 2020 First Lien Term Loan, (3-mo. LIBOR + 6.000%)E	2,627,293	2,495,929
Deluxe Entertainment Services Group, Inc.,
6.000%, Due 3/25/2024, 2019 1st Lien Term Loan, PIK (in-kind rate 1.500%)B C	130,432	122,280
7.000%, Due 9/25/2024, 2019 2nd Lien Term Loan, PIK (in-kind rate 2.500%)B C	1,030,796	123,696
DHX Media Ltd., 5.250%, Due 12/29/2023, Term Loan B, (1-mo. LIBOR + 4.250%)	4,093,784	3,981,205
Mohegan Tribal Gaming Authority, 7.375%, Due 10/13/2023, 2016 Term Loan B, (3-mo. LIBOR + 5.375%)	4,430,172	4,111,199
SeaWorld Parks & Entertainment, Inc., 3.750%, Due 3/31/2024, Term Loan B5, (1-mo. LIBOR + 3.000%)	755,000	718,511
SMG US Midco 2, Inc., 2.646% - 2.714%, Due 1/23/2025, 2020 Term Loan, (1-mo. LIBOR + 2.500%, 3-mo. LIBOR + 2.500%)	1,816,000	1,655,593
William Morris Endeavor Entertainment LLC, 9.500%, Due 5/18/2025, 2020 Term Loan B2, (1-mo. LIBOR + 8.500%)	5,954,080	5,874,712

		24,297,135

Food Service - 0.76%
TKC Holdings, Inc., 4.750%, Due 2/1/2023, 2017 1st Lien Term Loan, (2-mo. LIBOR + 3.750%, 3-mo. LIBOR + 3.750%, 6-mo. LIBOR + 3.750%)	4,708,050	4,419,682

Home Furnishings - 1.34%
Mattress Firm Inc, Due 11/24/2027, 2020 Term Loan BE	1,006,000	995,940
TGP Holdings LLC, 5.000%, Due 9/25/2024, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	4,559,943	4,434,545
Weber-Stephen Products LLC, 4.000%, Due 10/30/2027, Term Loan B, (1-mo. LIBOR + 3.250%)	2,302,000	2,291,065

		7,721,550

Leisure Time - 2.48%
Bombardier Recreational Products, Inc., 6.000%, Due 5/24/2027, 2020 Incremental Term Loan B2, (3-mo. LIBOR + 5.000%)	1,607,970	1,630,080
Bulldog Purchaser, Inc., 3.896%, Due 9/5/2025, 2018 Term Loan, (1-mo. LIBOR + 3.750%)	3,294,021	2,931,678
Callaway Golf Co., 4.650%, Due 1/2/2026, Term Loan B, (1-mo. LIBOR + 4.500%)	1,287,024	1,286,484
Carnival Corp., 8.500%, Due 6/30/2025, USD Term Loan B, (1-mo. LIBOR + 7.500%)	726,180	749,781
TopGolf International, Inc., 7.000%, Due 2/8/2026, Term Loan B, (3-mo. LIBOR + 6.250%)	3,940,000	3,916,202
United PF Holdings LLC, 4.220%, Due 12/30/2026, 2019 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	2,247,848	2,084,879
Varsity Brands, Inc., 4.500%, Due 12/15/2024, 2017 Term Loan B, (1-mo. LIBOR + 3.500%)	1,864,424	1,729,589

		14,328,693

Office Furnishings - 0.04%
VIP Cinema Holdings, Inc.,
10.250%, Due 6/26/2020, 2020 New Money Term Loan, (3-mo. PRIME + 7.000%)B C	1,220,212	80,778
10.250%, Due 3/1/2023, USD Term Loan B, (3-mo. PRIME + 7.000%)	3,171,265	126,851

		207,629

Retail - 6.34%
Applecaramel Buyer LLC, 4.500%, Due 10/19/2027, Term Loan B, (6-mo. LIBOR + 4.000%)E	3,821,000	3,784,853
Bass Pro Group LLC, 5.750%, Due 9/25/2024, Term Loan B, (3-mo. LIBOR + 5.000%)	2,939,987	2,936,841

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSD - 87.50% (continued)
Consumer, Cyclical - 19.44% (continued)
Retail - 6.34% (continued)
BDF Acquisition Corp., Due 8/14/2023, 1st Lien Term LoanE	$1,455,000	$1,388,317
Fogo De Chao, Inc., 5.250%, Due 4/7/2025, 2018 Add On Term Loan, (3-mo. LIBOR + 4.250%)E	2,009,031	1,744,502
Harbor Freight Tools USA, Inc., 4.000%, Due 10/19/2027, 2020 Term Loan B, (1-mo. LIBOR + 3.250%)	1,464,000	1,452,361
IRB Holding Corp.,
3.750%, Due 2/5/2025, 2020 Term Loan B, (3-mo. LIBOR + 2.750%)	691,000	678,279
Due 11/18/2027, 2020 Fourth Amendment Incremental Term LoanE	1,860,000	1,845,269
Les Schwab Tire Centers, 4.250%, Due 11/2/2027, Term Loan B, (3-mo. LIBOR + 3.500%)	1,746,000	1,728,540
Leslie’s Poolmart, Inc., 3.646%, Due 8/16/2023, 2016 Term Loan, (1-mo. LIBOR + 3.500%)	3,025,309	2,982,622
Michaels Stores, Inc., 4.250%, Due 10/1/2027, 2020 Term Loan B, (1-mo. LIBOR + 3.500%)	1,124,183	1,105,071
NPC International, Inc.,
3.000%, Due 1/21/2021, 2020 Incremental Priority Term Loan, (1-mo. LIBOR + 1.500%)F	1,541,883	1,526,464
5.750%, Due 4/19/2024, 1st Lien Term Loan, (3-mo. PRIME + 2.500%)	6,798,675	6,375,866
PAI Holdco, Inc., 5.000%, Due 10/28/2027, 2020 Term Loan B, (3-mo. LIBOR + 4.000%)	277,000	276,654
Petco Animal Supplies, Inc., 4.250%, Due 1/26/2023, 2017 Term Loan B, (3-mo. LIBOR + 3.250%)	1,091,000	1,027,580
PS HoldCo LLC, 5.750%, Due 3/13/2025, Term Loan, (1-mo. LIBOR + 4.750%)	4,267,245	4,139,228
SP PF Buyer LLC, 4.646%, Due 12/22/2025, Term Loan, (1-mo. LIBOR + 4.500%)	1,910,591	1,793,912
Staples, Inc., 5.214%, Due 4/16/2026, 7 Year Term Loan, (3-mo. LIBOR + 5.000%)	1,843,960	1,775,272

		36,561,631

Total Consumer, Cyclical		112,154,519

Consumer, Non-Cyclical - 15.19%
Commercial Services - 7.46%
Amentum Government Services Holdings LLC, 3.646%, Due 2/1/2027, Term Loan B, (1-mo. LIBOR + 3.500%)	2,641,380	2,585,251
APX Group, Inc., 5.146% - 7.250%, Due 12/31/2025, 2020 Term Loan, (1-mo. LIBOR + 5.000%, 3-mo. PRIME + 4.000%)	5,586,850	5,535,172
Cambium Learning Group, Inc., 4.720%, Due 12/18/2025, Term Loan B, (2-mo. LIBOR + 4.500%)	855,000	837,900
Comet Bidco Ltd., 6.000%, Due 9/30/2024, 2018 USD Term Loan B, (1-mo. LIBOR + 5.000%, 6-mo. LIBOR + 5.000%)	3,640,293	2,914,200
Employbridge LLC, 5.500%, Due 4/18/2025, Term Loan B, (6-mo. LIBOR + 4.500%)	4,847,832	4,623,620
Financial & Risk US Holdings, Inc., 3.396%, Due 10/1/2025, 2018 USD Term Loan, (1-mo. LIBOR + 3.250%)	1,989,848	1,976,695
Inmar Holdings, Inc., 5.000%, Due 5/1/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	2,992,268	2,884,277
Kingpin Intermediate Holdings LLC, 4.500%, Due 7/3/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	2,088,081	1,934,085
KUEHG Corp., 4.750%, Due 2/21/2025, 2018 Incremental Term Loan, (3-mo. LIBOR + 3.750%)	1,496,173	1,416,383
Mavis Tire Express Services Corp.,
Due 3/20/2025, 2020 Add-On Term Loan BE	767,000	759,813
3.470%, Due 3/20/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	3,588,256	3,485,093
New Constellis Borrower LLC,
8.500%, Due 3/27/2024, 2020 Term Loan, (1-mo. LIBOR + 7.500%)	1,316,330	1,250,513
12.000%, Due 3/27/2025, 2020 2nd Lien Term Loan, (1-mo. LIBOR + 11.000%)	911,135	574,015
PAE Holding Corp.,
5.250%, Due 10/19/2027, 2020 Delayed Draw Term Loan, (3-mo. LIBOR + 4.500%)	220,618	219,146
5.250%, Due 10/19/2027, 2020 Term Loan B, (3-mo. LIBOR + 4.500%)	1,088,382	1,081,122
Prime Security Services Borrower LLC, 4.250%, Due 9/23/2026, 2019 Term Loan B1, (1-mo. LIBOR + 3.250%)	1,994,962	1,982,494
PSC Industrial Holdings Corp., 4.750%, Due 10/11/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	2,766,493	2,648,917
Sabre GLBL, Inc., 2.146%, Due 2/22/2024, 2018 Term Loan B, (1-mo. LIBOR + 2.000%)	1,496,154	1,423,216

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSD - 87.50% (continued)
Consumer, Non-Cyclical - 15.19% (continued)
Commercial Services - 7.46% (continued)
Travelport Finance SARL,
6.500%, Due 2/28/2025, 2020 Super Priority Term Loan, PIK (in-kind rate 6.500%)E	$2,548,000	$2,458,412
5.220%, Due 5/29/2026, 2019 Term Loan, (3-mo. LIBOR + 5.000%)	3,394,179	2,306,820
Tweddle Group, Inc., 5.500%, Due 9/17/2023, 2016 Term Loan, (1-mo. LIBOR + 4.500%)	288,748	141,487

		43,038,631

Food - 2.53%
Dhanani Group, Inc., 3.896%, Due 7/20/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	2,816,880	2,720,064
Froneri International Ltd., 5.896%, Due 1/31/2028, 2020 USD 2nd Lien Term Loan, (1-mo. LIBOR + 5.750%)	668,000	663,825
Hearthside Food Solutions LLC, 3.833%, Due 5/23/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.688%)	5,094,665	4,980,035
Quirch Foods Holdings LLC, 6.750%, Due 10/19/2027, 2020 Term Loan, (3-mo. LIBOR + 5.750%)	575,000	572,125
Shearer’s Foods, Inc., 4.750%, Due 9/23/2027, 2020 Term Loan B, (2-mo. LIBOR + 4.000%)	2,000,000	1,993,120
Snacking Investments Bidco Pty Ltd., 5.000%, Due 12/18/2026, Term Loan, (1-mo. LIBOR + 4.000%)	2,847,482	2,840,364
United Natural Foods, Inc., 4.396%, Due 10/22/2025, Term Loan B, (1-mo. LIBOR + 4.250%)	858,714	852,153

		14,621,686

Health Care - Products - 0.17%
Avantor Funding, Inc., 3.500%, Due 11/8/2027, 2020 Incremental Term Loan B4, (1-mo. LIBOR + 2.500%)	956,000	954,805

Health Care - Services - 3.97%
Cambrex Corp., Due 12/4/2026, 2020 Term Loan BE	1,030,000	1,030,000
Compassus Intermediate, Inc., 6.000%, Due 12/31/2026, Term Loan B, (6-mo. LIBOR + 5.000%)	1,228,715	1,213,356
Da Vinci Purchaser Corp., 5.000%, Due 1/8/2027, 2019 Term Loan, (3-mo. LIBOR + 4.000%)	2,556,593	2,553,397
Global Medical Response, Inc.,
5.250%, Due 3/14/2025, 2017 Term Loan B2, (6-mo. LIBOR + 4.250%)	1,962,908	1,929,166
5.750%, Due 10/2/2025, 2020 Term Loan B, (6-mo. LIBOR + 4.750%)	1,000,000	986,250
Keystone Acquisition Corp., 6.250%, Due 5/1/2024, 1st Lien Term Loan, (3-mo. LIBOR + 5.250%)	2,113,283	1,923,087
Matrix Medical Network of Arizona LLC, 4.896%, Due 2/17/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.750%)	2,050,125	2,029,624
Medical Solutions LLC, Due 6/14/2024, 2017 Term LoanE	1,994,962	1,955,063
National Mentor Holdings, Inc.,
4.400%, Due 3/9/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.250%)	2,828,184	2,801,939
4.400%, Due 3/9/2026, 2019 Term Loan C, (1-mo. LIBOR + 4.250%)	129,097	127,899
Onex TSG Intermediate Corp., 5.000%, Due 7/31/2022, 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	2,330,254	2,245,200
Phoenix Guarantor, Inc., 4.250%, Due 3/5/2026, 2020 Term Loan B2, (1-mo. LIBOR + 3.750%)	220,000	218,282
US Renal Care, Inc., 5.146%, Due 6/26/2026, 2019 Term Loan B, (1-mo. LIBOR + 5.000%)	2,217,799	2,197,284
WP CityMD Bidco LLC, 5.500%, Due 8/13/2026, 2019 Term Loan B, (3-mo. LIBOR + 4.500%, 6-mo. LIBOR + 4.500%)	1,683,280	1,676,496

		22,887,043

Pharmaceuticals - 1.06%
Alphabet Holding Co., Inc., 3.646%, Due 9/26/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	3,665,720	3,583,718
HC Group Holdings, Inc., 4.396%, Due 8/6/2026, Term Loan B, (1-mo. LIBOR + 4.250%)	735,148	732,083

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSD - 87.50% (continued)
Consumer, Non-Cyclical - 15.19% (continued)
Pharmaceuticals - 1.06% (continued)
Milano Acquisition Corp., 4.750%, Due 10/1/2027, 2020 Term Loan, (3-mo. LIBOR + 4.000%)	$1,836,000	$1,816,116

		6,131,917

Total Consumer, Non-Cyclical		87,634,082

Diversified - 1.02%
Holding Companies - Diversified - 1.02%
Emerald Expositions Holding, Inc., 2.646%, Due 5/22/2024, 2017 Term Loan B, (1-mo. LIBOR + 2.500%)	2,548,516	2,334,542
Genesis Specialist Care Finance Ltd., 6.000%, Due 5/14/2027, 2020 USD Term Loan B5, (3-mo. LIBOR + 5.000%)	1,237,780	1,230,564
GI Revelation Acquisition LLC, 5.146%, Due 4/16/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	2,362,702	2,315,448

		5,880,554

Total Diversified		5,880,554

Energy - 1.78%
Municipal - 0.09%
Oxbow Carbon LLC, 5.000%, Due 10/13/2025, 2020 Term Loan B, (1-mo. LIBOR + 4.250%)	508,000	504,190

Oil & Gas - 0.75%
Apergy Corp., 6.000%, Due 5/28/2027, 2020 Term Loan, (3-mo. LIBOR + 5.000%)	4,203,788	4,235,316
McDermott Technology Americas, Inc., 3.146%, Due 6/30/2024, 2020 Make Whole Term Loan, (1-mo. LIBOR + 3.000%)	142,892	114,314

		4,349,630

Pipelines - 0.94%
BCP Renaissance Parent LLC, 4.500%, Due 10/31/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.500%)	3,590,275	3,360,748
Blackstone CQP Holdco LP, 3.725%, Due 9/30/2024, Term Loan B, (3-mo. LIBOR + 3.500%)	1,566,106	1,547,093
Southcross Energy Partners LP, Due 1/31/2025, 2020 RevolverB C F	573,708	527,811

		5,435,652

Total Energy		10,289,472

Financial - 7.87%
Diversified Financial Services - 4.59%
4L Holdings Corp., 8.500% - 9.750%, Due 2/5/2024, Takeback Term Loan, (3-mo. LIBOR + 7.500%, 3-mo. PRIME + 6.500%)	1,153,261	1,004,779
Advisor Group, Inc., 5.146%, Due 7/31/2026, 2019 Term Loan B, (1-mo. LIBOR + 5.000%)	827,745	796,936
Citadel Securities LP, 2.896%, Due 2/27/2026, 2020 Term Loan B, (1-mo. LIBOR + 2.750%)	3,463,302	3,448,168
Hudson River Trading LLC, 3.146%, Due 2/18/2027, 2020 Term Loan B, (1-mo. LIBOR + 3.000%)	2,784,305	2,758,216
IG Investment Holdings LLC, 5.000%, Due 5/23/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	2,063,473	2,035,843
Jane Street Group LLC, 3.146% - 3.233%, Due 1/31/2025, 2020 Term Loan, (1-mo. LIBOR + 3.000%, 3-mo. LIBOR + 3.000%)	4,300,967	4,267,635
Jefferies Finance LLC, 4.500%, Due 9/30/2027, 2020 Incremental Term Loan B, (1-mo. LIBOR + 3.750%)E	128,000	127,040
LifeMiles Ltd., 6.500%, Due 8/18/2022, Term Loan B, (3-mo. LIBOR + 5.500%)	1,395,285	1,284,820
Minotaur Acquisition, Inc., 5.146%, Due 3/27/2026, Term Loan B, (1-mo. LIBOR + 5.000%)	2,382,090	2,325,515
VFH Parent LLC, 3.141%, Due 3/1/2026, 2019 Term Loan B, (1-mo. LIBOR + 3.000%)	8,479,703	8,425,178

		26,474,130

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSD - 87.50% (continued)
Financial - 7.87% (continued)
Insurance - 2.54%
Alliant Holdings Intermediate LLC, 4.250%, Due 10/8/2027, 2020 Term Loan B3, (1-mo. LIBOR + 3.750%)	$285,000	$283,399
Amynta Agency Borrower, Inc., 4.646%, Due 2/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	5,974,534	5,680,766
Hyperion Insurance Group Ltd., 4.500%, Due 12/20/2024, 2017 Repriced Term Loan, (1-mo. LIBOR + 3.500%)	2,992,308	2,958,644
Ryan Specialty Group LLC, 4.000%, Due 9/1/2027, Term Loan, (1-mo. LIBOR + 3.250%)	1,611,000	1,602,945
Sedgwick Claims Management Services, Inc., 5.250%, Due 9/3/2026, 2020 Term Loan B3, (1-mo. LIBOR + 4.250%)	4,127,655	4,124,229

		14,649,983

Investment Companies - 0.26%
LSF9 Atlantis Holdings LLC, 7.000%, Due 5/1/2023, 2017 Term Loan, (1-mo. LIBOR + 6.000%)	1,527,342	1,501,255

Real Estate - 0.26%
Brookfield Property REIT, Inc., Due 8/27/2025, 1st Lien Term Loan BE	1,653,000	1,518,694

REITS - 0.22%
Forest City Enterprises LP, 3.646%, Due 12/8/2025, 2019 Term Loan B, (1-mo. LIBOR + 3.500%)	1,320,000	1,260,600

Total Financial		45,404,662

Industrial - 12.05%
Aerospace/Defense - 0.58%
AI Convoy SARL, 4.500%, Due 1/17/2027, USD Term Loan B, (3-mo. LIBOR + 3.500%, 6-mo. LIBOR + 3.500%)	2,179,050	2,169,528
TransDigm, Inc., 2.396%, Due 8/22/2024, 2020 Term Loan G, (1-mo. LIBOR + 2.250%)	1,193,992	1,157,217

		3,326,745

Building Materials - 1.92%
ACProducts, Inc., 7.500%, Due 8/18/2025, 2020 Term Loan B, (6-mo. LIBOR + 6.500%)	3,838,413	3,902,399
Airxcel, Inc., 4.646%, Due 4/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	2,848,496	2,739,313
CHI Overhead Doors, Inc., 4.500%, Due 7/31/2025, Term Loan, (1-mo. LIBOR + 3.500%)	1,298,876	1,297,252
CP Atlas Buyer, Inc.,
5.250%, Due 11/23/2027, 2020 Delayed Draw Term Loan B2, (3-mo. LIBOR + 4.500%)	167,000	166,638
5.250%, Due 11/23/2027, 2020 Term Loan B1, (3-mo. LIBOR + 4.500%)	501,000	499,913
LEB Holdings, Inc, 4.750%, Due 9/25/2027, Term Loan B, (2-mo. LIBOR + 4.000%)	307,000	307,193
NCI Building Systems, Inc., 3.880%, Due 4/12/2025, 2018 Term Loan, (1-mo. LIBOR + 3.750%)	2,172,848	2,151,119

		11,063,827

Electronics - 1.36%
Deliver Buyer, Inc., 5.220%, Due 5/1/2024, Term Loan B, (3-mo. LIBOR + 5.000%)	2,907,734	2,865,950
NorthPole Newco SARL, 7.220%, Due 3/18/2025, Term Loan, (3-mo. LIBOR + 7.000%)	5,537,787	4,980,575

		7,846,525

Engineering & Construction - 1.84%
Atlantic Aviation FBO, Inc., 3.900%, Due 12/6/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	1,994,924	1,965,000
Brand Energy & Infrastructure Services, Inc., 5.250%, Due 6/21/2024, 2017 Term Loan, (3-mo. LIBOR + 4.250%)	1,468,206	1,406,542
PowerTeam Services LLC, 4.250%, Due 3/6/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	2,424,000	2,363,400
Q Holding Co., 6.000%, Due 12/31/2023, 2019 Term Loan B, (3-mo. LIBOR + 5.000%)	4,639,279	4,128,958

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSD - 87.50% (continued)
Industrial - 12.05% (continued)
Engineering & Construction - 1.84% (continued)
Tutor Perini Corp., 5.750%, Due 8/13/2027, Term Loan B, (3-mo. LIBOR + 4.750%)	$769,000	$767,562

		10,631,462

Environmental Control - 0.42%
Packers Holdings, LLC, Due 12/4/2024, 2020 Incremental Term LoanE	292,000	290,540
Robertshaw US Holding Corp., 4.500%, Due 2/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	2,278,970	2,130,837

		2,421,377

Hand/Machine Tools - 0.28%
Alliance Laundry Systems LLC, 4.250%, Due 10/8/2027, Term Loan B, (3-mo. LIBOR + 3.500%)	1,601,000	1,596,325

Machinery - Diversified - 1.21%
Blount International, Inc., 4.750%, Due 4/12/2023, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	3,850,600	3,852,217
Vertical Midco GmbH, 4.570%, Due 7/30/2027, USD Term Loan B, (6-mo. LIBOR + 4.250%)	1,085,000	1,081,539
Welbilt, Inc., 2.647%, Due 10/23/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.500%)	2,210,000	2,078,792

		7,012,548

Miscellaneous Manufacturing - 1.18%
International Textile Group, Inc.,
5.367%, Due 5/1/2024, 1st Lien Term Loan, (6-mo. LIBOR + 5.000%)	3,315,394	2,877,762
9.367%, Due 5/1/2025, 2nd Lien Term Loan, (6-mo. LIBOR + 9.000%)	4,347,000	1,956,150
MB Aerospace Holdings, Inc., 4.500%, Due 1/22/2025, 2017 Term Loan, (3-mo. LIBOR + 3.500%)	2,404,718	1,975,885

		6,809,797

Packaging & Containers - 0.36%
Charter NEX US, Inc., 5.000%, Due 11/24/2027, 2020 Term Loan, (1-mo. LIBOR + 4.250%)	698,000	696,255
Proampac PG Borrower LLC, 5.000%, Due 11/3/2025, 2020 Term Loan, (1-mo. LIBOR + 4.000%, 3-mo. LIBOR + 4.000%)	1,404,000	1,387,335

		2,083,590

Shipbuilding - 0.12%
MHI Holdings LLC, 5.146%, Due 9/21/2026, Term Loan B, (1-mo. LIBOR + 5.000%)	689,000	682,110

Transportation - 2.78%
Daseke, Inc., 6.000%, Due 2/27/2024, 2017 Term Loan B, (1-mo. LIBOR + 5.000%)	4,248,968	4,206,478
Gruden Acquisition, Inc., 6.500%, Due 8/18/2022, 2017 Term Loan, (3-mo. LIBOR + 5.500%)	3,779,318	3,713,180
SMB Shipping Logistics LLC, 5.000%, Due 2/2/2024, 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	5,867,471	5,750,122
United Road Services, Inc., 6.750%, Due 9/1/2024, 2017 Term Loan B, (6-mo. LIBOR + 5.750%)	2,649,293	2,371,117

		16,040,897

Total Industrial		69,515,203

Technology - 14.27%
Computers - 4.55%
24-7 Intouch, Inc., 4.896%, Due 8/25/2025, 2018 Term Loan, (1-mo. LIBOR + 4.750%)	3,062,854	2,863,768
Ahead Data Blue LLC, 6.000%, Due 10/13/2027, 2020 Term Loan B, (3-mo. LIBOR + 5.000%)	1,996,000	1,921,150
ConvergeOne Holdings, Inc., 5.146%, Due 1/4/2026, 2019 Term Loan	3,931,221	3,569,549
Corsair Components, Inc., 4.750%, Due 8/28/2024, 2017 1st Lien Term Loan B, (1-mo. LIBOR + 5.000%)	1,425,565	1,420,219

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSD - 87.50% (continued)
Technology - 14.27% (continued)
Computers - 4.55% (continued)
Electronics for Imaging, Inc., 5.146%, Due 7/23/2026, Term Loan, (1-mo. LIBOR + 5.000%)	$2,987,425	$2,535,577
Imprivata, Inc., Due 11/24/2027, Term LoanE	915,000	909,281
Netsmart Technologies, Inc., 4.750% - 6.000%, Due 10/1/2027, 2020 Term Loan B, (3-mo. LIBOR + 4.000%)	4,040,875	4,007,214
NeuStar, Inc., 4.500%, Due 8/8/2024, 2018 Term Loan B4, (1-mo. LIBOR + 3.500%)	2,024,519	1,926,836
Perforce Software, Inc., 3.896%, Due 7/1/2026, 2020 Term Loan B, (1-mo. LIBOR + 3.750%)	2,367,635	2,313,085
Redstone Buyer LLC, 6.000%, Due 9/1/2027, Term Loan, (2-mo. LIBOR + 5.000%)	2,060,000	2,052,275
SonicWall US Holdings, Inc., 3.724%, Due 5/16/2025, 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	2,804,149	2,719,155

		26,238,109

Semiconductors - 0.24%
Natel Engineering Co., Inc., 6.000%, Due 4/30/2026, 2019 Term Loan B, (1-mo. LIBOR + 5.000%, 6-mo. LIBOR + 5.000%)	1,560,728	1,377,343

Software - 9.48%
Aptean, Inc., 4.396%, Due 4/23/2026, 2019 Term Loan, (1-mo. LIBOR + 4.250%)	2,453,118	2,405,086
ASG Technologies Group, Inc., 4.500%, Due 7/31/2024, 2018 Term Loan, (1-mo. LIBOR + 3.500%)	4,556,002	4,403,649
Athenahealth, Inc., 4.750%, Due 2/11/2026, 2019 Term Loan B, (2-mo. LIBOR + 4.500%)	1,092,000	1,083,810
Chloe OX Parent LLC, 5.500%, Due 12/23/2024, 1st Lien Term Loan, (3-mo. LIBOR + 4.500%)	4,875,000	4,671,859
Cvent, Inc., 3.896%, Due 11/29/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	3,206,010	3,025,672
DCert Buyer, Inc., 4.146%, Due 10/16/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.000%)	2,025,556	2,007,407
DTI Holdco, Inc., 5.750%, Due 9/30/2023, 2018 Term Loan B, (3-mo. LIBOR + 4.750%)	3,959,045	3,551,580
Finastra USA, Inc., 4.500%, Due 6/13/2024, USD 1st Lien Term Loan, (6-mo. LIBOR + 3.500%)	3,802,949	3,680,227
GlobalLogic Holdings, Inc., 4.500%, Due 9/14/2027, 2020 Incremental Term Loan B2, (1-mo. LIBOR + 3.750%)	1,427,000	1,423,432
Greeneden US Holdings LLC, Due 10/8/2027, 2020 USD Term Loan BE	1,295,000	1,289,600
Ivanti Software, Inc.,
5.250%, Due 1/20/2024, 2017 Term Loan B, (1-mo. LIBOR + 4.250%)	2,938,401	2,933,817
5.750%, Due 11/20/2027, 2020 Term Loan B, (1-mo. LIBOR + 4.750%)	1,324,000	1,309,661
MA FinanceCo. LLC, 5.250%, Due 6/5/2025, 2020 USD Term Loan B, (3-mo. LIBOR + 4.250%)	1,987,500	1,984,181
Mitchell International, Inc., 4.750%, Due 11/29/2024, 2020 Add-On Term Loan, (1-mo. LIBOR + 4.250%)	1,599,000	1,572,521
Navicure, Inc., 4.750%, Due 10/22/2026, 2020 Incremental Term Loan B, (1-mo. LIBOR + 4.000%)	588,000	583,590
Particle Investments SARL, 5.750%, Due 2/18/2027, Term Loan, (3-mo. LIBOR + 5.250%)	3,408,458	3,363,023
Project Alpha Intermediate Holding, Inc.,
4.480%, Due 4/26/2024, 2019 Incremental Term Loan B, (3-mo. LIBOR + 4.250%)	1,468,771	1,443,068
4.500%, Due 4/26/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.500%)	1,974,385	1,934,898
Riverbed Technology, Inc., 4.250%, Due 4/24/2022, 2016 Term Loan, (2-mo. LIBOR + 3.250%, 3-mo. LIBOR + 3.250%)E	4,078,582	3,667,461
Sirius Computer Solutions, Inc., 3.646%, Due 7/1/2026, 2020 Term Loan, (1-mo. LIBOR + 3.500%)	2,120,268	2,089,799
Symplr Software, Inc., Due 11/23/2027, 2020 Term LoanE	990,000	976,387
Ultimate Software Group, Inc., 4.750%, Due 5/4/2026, 2020 Incremental Term Loan B, (3-mo. LIBOR + 4.000%)	3,667,000	3,671,180
Zelis Healthcare Corp., 4.896%, Due 9/30/2026, Term Loan B, (1-mo. LIBOR + 4.750%)	1,623,730	1,621,960

		54,693,868

Total Technology		82,309,320

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSD - 87.50% (continued)
Utilities - 1.17%
Electric - 1.17%
EFS Cogen Holdings LLC, 4.500%, Due 10/1/2027, 2020 Term Loan B, (3-mo. LIBOR + 3.500%)	$1,515,000	$1,509,698
Granite Generation LLC, 4.750%, Due 11/9/2026, Term Loan B, (1-mo. LIBOR + 3.750%, 3-mo. LIBOR + 3.750%, 3-mo. PRIME + 2.750%)	1,079,629	1,075,775
Hamilton Projects Acquiror LLC, 5.750%, Due 6/17/2027, Term Loan B, (3-mo. LIBOR + 4.750%)	2,493,750	2,485,446
Nautilus Power LLC, 5.250%, Due 5/16/2024, Term Loan B, (1-mo. LIBOR + 4.250%)	667,356	658,847
Pacific Gas & Electric Co., 5.500%, Due 6/23/2025, 2020 Exit Term Loan B, (3-mo. LIBOR + 4.500%)	1,042,388	1,048,902

		6,778,668

Total Utilities		6,778,668

Total Bank Loan Obligations (Cost $530,655,229)		504,805,356

CORPORATE OBLIGATIONS 6.79%
Communications - 1.72%
Internet - 0.54%
EIG Investors Corp., 10.875%, Due 2/1/2024	3,000,000	3,121,500

Media - 1.18%
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, Due 8/15/2026I	2,665,000	2,065,375
Sinclair Television Group, Inc., 4.125%, Due 12/1/2030I	546,000	546,683
Univision Communications, Inc., 6.625%, Due 6/1/2027I	3,897,000	4,160,047

		6,772,105

Total Communications		9,893,605

Consumer, Cyclical - 2.24%
Airlines - 0.35%
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, Due 6/20/2027I	1,839,365	1,994,561

Auto Parts & Equipment - 0.59%
Clarios Global LP / Clarios US Finance Co., 8.500%, Due 5/15/2027I	3,159,000	3,399,874

Distribution/Wholesale - 0.39%
G-III Apparel Group Ltd., 7.875%, Due 8/15/2025I	2,101,000	2,269,080

Home Builders - 0.14%
Beazer Homes USA, Inc., 5.875%, Due 10/15/2027	743,000	782,008

Retail - 0.77%
IRB Holding Corp., 6.750%, Due 2/15/2026I	1,059,000	1,096,065
Staples, Inc., 7.500%, Due 4/15/2026I	1,784,000	1,795,150
White Cap Buyer LLC, 6.875%, Due 10/15/2028I	1,488,000	1,583,135

		4,474,350

Total Consumer, Cyclical		12,919,873

Consumer, Non-Cyclical - 1.22%
Commercial Services - 0.37%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, Due 7/15/2026I	2,022,000	2,173,650

Food - 0.24%
United Natural Foods, Inc., 6.750%, Due 10/15/2028I	1,327,000	1,376,762

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 6.79% (continued)
Consumer, Non-Cyclical - 1.22% (continued)
Health Care - Services - 0.61%
Hadrian Merger Sub, Inc., 8.500%, Due 5/1/2026I	$3,442,000	$3,510,840

Total Consumer, Non-Cyclical		7,061,252

Industrial - 1.04%
Aerospace/Defense - 0.32%
SSL Robotics LLC, 9.750%, Due 12/31/2023I	1,641,000	1,854,330

Electronics - 0.33%
Brightstar Escrow Corp., 9.750%, Due 10/15/2025I	1,815,000	1,876,928

Engineering & Construction - 0.28%
PowerTeam Services LLC, 9.033%, Due 12/4/2025I	1,478,583	1,622,745

Machinery - Diversified - 0.11%
Welbilt, Inc., 9.500%, Due 2/15/2024	632,000	649,380

Total Industrial		6,003,383

Technology - 0.57%
Software - 0.57%
Granite Merger Sub 2, Inc., 11.000%, Due 7/15/2027I	3,000,000	3,292,500

Total Corporate Obligations (Cost $37,430,880)		39,170,613

	Shares
SHORT-TERM INVESTMENTS - 6.62% (Cost $38,220,569)
Investment Companies - 6.62%
American Beacon U.S. Government Money Market Select Fund, 0.01%J K	38,220,569	38,220,569

TOTAL INVESTMENTS - 101.38% (Cost $610,782,895)		584,936,917
LIABILITIES, NET OF OTHER ASSETS - (1.38%)		(7,990,029)

TOTAL NET ASSETS - 100.00%		$576,946,888

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $1,382,929 or 0.24% of net assets.
C	Value was determined using significant unobservable inputs.
D	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
E	Coupon rates may not be available for all or a portion of bank loans that are unsettled and/or unfunded as of November 30, 2020.
F

All or a portion of the security is an Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $1,388,970 or 0.24% of net assets. Of this amount, $48,305, $766,322, $635 and $573,708 relate to Intelsat Jackson Holdings S.A., NPC International, Inc., OEConnection LLC, and Southcross Energy Partners LP, respectively.

G	Fixed Rate.
H	Default Security. At period end, the amount of securities in default was $3,245,724 or 0.56% of net assets.
I

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $34,617,725 or 6.00% of net assets. The Fund has no right to demand registration of these securities.

J	The Fund is affiliated by having the same investment advisor.
K	7-day yield.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

DIP - Debtor-in-possession.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

Pty Ltd. - Proprietary Ltd.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2020, the investments were classified as described below:

Sound Point Floating Rate Income Fund	Level 1		Level 2	Level 3		Total
Assets
Common Stocks	$174,599	(1)	$—	$272	(1)	$174,871
Preferred Stocks	2,037,416		—	528,092		2,565,508
Bank Loan Obligations(2)	—		503,950,791	854,565		504,805,356
Corporate Obligations	—		39,170,613	—		39,170,613
Short-Term Investments	38,220,569		—	—		38,220,569

Total Investments in Securities - Assets	$40,432,584		$543,121,404	$1,382,929		$584,936,917

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.
(2)	Unfunded loan commitments represent $1,388,970 at period end.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the year:

Security Type	Balance as of 8/31/2020		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 11/30/2020		Unrealized Appreciation (Depreciation) at Year end*
Common Stocks	$4,137	(1)	$—	$—	$—	$—	$(3,865)	$—	$—	$272	(1)	$(147,972)
Preferred Stocks	511,321		—	—	—	—	16,771	—	—	528,092		16,771
Bank Loan Obligations	2,205,819		8,415	408,349	2,413		(812,246)	—	141,487	854,565		(1,995,157)

	$2,721,277		$8,415	$408,349	$2,413	$—	$(799,340)	$—	$141,487	$1,382,929		$(2,126,358)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at year end.
(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended November 30, 2020, one common stock has been fair valued at $0 by the Valuation Committee. The remaining common stock valued at $272, preferred stock valued at $528,092 and bank loan obligations valued at $854,565 have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS 93.26%
Communication Services - 6.08%
Diversified Telecommunication Services - 3.12%
Verizon Communications, Inc.	732,932	$44,276,422

Entertainment - 2.96%
Nintendo Co., Ltd., ADRA	591,350	41,956,283

Total Communication Services		86,232,705

Consumer Discretionary - 7.75%
Multiline Retail - 3.57%
Target Corp.	282,437	50,705,914

Specialty Retail - 4.18%
Lowe’s Cos., Inc.	380,268	59,253,360

Total Consumer Discretionary		109,959,274

Consumer Staples - 11.71%
Beverages - 4.91%
Coca-Cola Co.	434,239	22,406,733
Diageo PLC, Sponsored ADRA	304,557	47,191,107

		69,597,840

Food Products - 2.45%
Nestle S.A., Sponsored ADR	313,522	34,826,024

Tobacco - 4.35%
Altria Group, Inc.	835,306	33,270,238
Philip Morris International, Inc.	374,866	28,396,099

		61,666,337

Total Consumer Staples		166,090,201

Energy - 2.41%
Oil, Gas & Consumable Fuels - 2.41%
Chevron Corp.	392,126	34,185,545

Financials - 12.05%
Capital Markets - 5.52%
BlackRock, Inc.	90,423	63,146,902
Franklin Resources, Inc.	689,392	15,159,730

		78,306,632

Diversified Financial Services - 4.80%
Berkshire Hathaway, Inc., Class BB	297,517	68,104,616

Insurance - 1.73%
Cincinnati Financial Corp.	321,579	24,552,557

Total Financials		170,963,805

Health Care - 10.45%
Pharmaceuticals - 10.45%
Johnson & Johnson	403,476	58,374,908
Merck & Co., Inc.	557,705	44,833,905
Pfizer, Inc.	1,112,943	42,636,846

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.26% (continued)
Health Care - 10.45% (continued)
Pharmaceuticals - 10.45% (continued)
Viatris, Inc.B	138,092	$2,322,707

		148,168,366

Total Health Care		148,168,366

Industrials - 10.86%
Air Freight & Logistics - 3.93%
United Parcel Service, Inc., Class B	325,754	55,726,737

Road & Rail - 4.06%
Norfolk Southern Corp.	243,417	57,694,697

Trading Companies & Distributors - 2.87%
Fastenal Co.	822,589	40,677,026

Total Industrials		154,098,460

Information Technology - 22.13%
Communications Equipment - 2.86%
Cisco Systems, Inc.	942,207	40,533,745

IT Services - 2.74%
Paychex, Inc.	416,685	38,814,208

Semiconductors & Semiconductor Equipment - 7.46%
Intel Corp.	789,452	38,170,004
Texas Instruments, Inc.	419,500	67,644,375

		105,814,379

Software - 4.18%
Microsoft Corp.	276,941	59,284,760

Technology Hardware, Storage & Peripherals - 4.89%
Apple, Inc.	583,116	69,419,960

Total Information Technology		313,867,052

Materials - 3.32%
Chemicals - 3.32%
Air Products and Chemicals, Inc.	168,257	47,135,516

Real Estate - 3.51%
Equity Real Estate Investment Trusts (REITs) - 3.51%
Crown Castle International Corp.	297,278	49,814,875

Utilities - 2.99%
Multi-Utilities - 2.99%
Dominion Energy, Inc.	540,882	42,453,828

Total Common Stocks (Cost $918,745,527)		1,322,969,627

SHORT-TERM INVESTMENTS - 6.05% (Cost $85,759,802)
Investment Companies - 6.05%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	85,759,802	85,759,802

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 99.31% (Cost $1,004,505,329)	$1,408,729,429
OTHER ASSETS, NET OF LIABILITIES - 0.69%	9,830,371

TOTAL NET ASSETS - 100.00%	$1,418,559,800

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at November 30, 2020.
B	Non-income producing security.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on November 30, 2020:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	469	December 2020	$79,207,448	$84,964,040	$5,756,592

			$79,207,448	$84,964,040	$5,756,592

Index Abbreviations:

S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2020, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,322,969,627	$—	$—	$1,322,969,627
Short-Term Investments	85,759,802	—	—	85,759,802

Total Investments in Securities - Assets	$1,408,729,429	$—	$—	$1,408,729,429

Financial Derivative Instruments - Assets
Futures Contracts	$5,756,592	$—	$—	$5,756,592

Total Financial Derivative Instruments - Assets	$5,756,592	$—	$—	$5,756,592

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS 98.33%
Communication Services - 3.34%
Diversified Telecommunication Services - 1.22%
IDT Corp., Class BA	53,668	$639,723
Ooma, Inc.A	19,555	305,253

		944,976

Interactive Media & Services - 2.12%
Cargurus, Inc.A	15,697	393,210
EverQuote, Inc., Class AA	9,968	375,395
TrueCar, Inc.A	64,847	264,576
Yelp, Inc.A	18,756	599,066

		1,632,247

Total Communication Services		2,577,223

Consumer Discretionary - 12.25%
Auto Components - 0.56%
XPEL, Inc.A B	11,437	433,234

Distributors - 0.81%
Core-Mark Holding Co., Inc.	20,070	625,983

Diversified Consumer Services - 0.56%
Collectors Universe, Inc.	5,608	432,657

Household Durables - 4.07%
GoPro, Inc., Class AA	87,475	611,450
iRobot Corp.A B	7,085	555,676
Legacy Housing Corp.A	16,964	252,764
Lovesac Co.A	12,003	382,656
Sonos, Inc.A	34,133	759,118
Turtle Beach Corp.A	18,768	350,774
Universal Electronics, Inc.A	4,287	225,753

		3,138,191

Internet & Direct Marketing Retail - 2.06%
1-800-Flowers.com, Inc., Class AA	17,424	408,419
Overstock.com, Inc.A	2,693	181,751
Shutterstock, Inc.	5,053	347,444
Stitch Fix, Inc., Class AA B	16,186	655,533

		1,593,147

Leisure Products - 1.53%
Clarus Corp.	40,750	586,800
YETI Holdings, Inc.A	9,389	593,103

		1,179,903

Multiline Retail - 0.51%
Big Lots, Inc.	7,561	390,677
Specialty Retail - 1.23%
Hibbett Sports, Inc.A	4,163	171,349
Lumber Liquidators Holdings, Inc.A	11,872	342,864
RHA B	969	439,112

		953,325

Textiles, Apparel & Luxury Goods - 0.92%
Deckers Outdoor Corp.A	2,782	708,269

Total Consumer Discretionary		9,455,386

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.33% (continued)
Consumer Staples - 5.20%
Beverages - 0.49%
National Beverage Corp.A B	3,810	$373,494

Food & Staples Retailing - 1.91%
Ingles Markets, Inc., Class A	10,228	384,471
SpartanNash Co.	11,162	210,739
Village Super Market, Inc., Class A	9,957	230,604
Weis Markets, Inc.	13,680	651,578

		1,477,392

Food Products - 0.04%
Seneca Foods Corp., Class AA	757	31,703

Household Products - 1.94%
Oil-Dri Corp. of America	1,671	57,533
WD-40 Co.	5,665	1,440,666

		1,498,199

Personal Products - 0.82%
Lifevantage Corp.A	8,633	91,769
Medifast, Inc.	1,391	283,958
USANA Health Sciences, Inc.A	3,438	258,469

		634,196

Total Consumer Staples		4,014,984

Energy - 1.18%
Energy Equipment & Services - 0.48%
Matrix Service Co.A	38,549	369,300

Oil, Gas & Consumable Fuels - 0.70%
Evolution Petroleum Corp.	177,533	539,700

Total Energy		909,000

Financials - 16.45%
Banks - 10.88%
1st Constitution Bancorp	11,845	193,547
Bank of Princeton	1,840	43,847
C&F Financial Corp.	1,721	64,538
Capital Bancorp, Inc.A	9,299	110,565
CB Financial Services, Inc.	2,242	50,198
CNB Financial Corp.	28,029	551,611
Colony Bankcorp, Inc.	4,184	59,664
Community Financial Corp.	2,843	77,870
Enterprise Bancorp, Inc.	11,219	290,348
Financial Institutions, Inc.	20,971	419,630
First Bancorp, Inc.	3,903	94,570
First Bank/Hamilton	16,190	150,405
First Choice Bancorp	13,758	227,420
First Guaranty Bancshares, Inc.	4,780	80,400
Franklin Financial Services Corp.	6,276	178,552
Horizon Bancorp, Inc.	37,182	531,703
LCNB Corp.	21,767	322,152
Macatawa Bank Corp.	111,300	863,688
Mackinac Financial Corp.	12,355	150,360
Oak Valley BancorpB	4,879	87,432
Orrstown Financial Services, Inc.	5,673	91,449
Parke Bancorp, Inc.	21,439	307,864
PCB Bancorp	47,243	514,476

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.33% (continued)
Financials - 16.45% (continued)
Banks - 10.88% (continued)
Penns Woods Bancorp, Inc.	7,644	$195,381
Peoples Bancorp of North Carolina, Inc.	2,732	67,972
Plumas Bancorp	6,761	161,250
Premier Financial Bancorp, Inc.	28,124	374,330
Republic Bancorp, Inc., Class A	15,031	530,594
Shore Bancshares, Inc.	16,410	227,278
South Plains Financial, Inc.	2,474	43,666
Southern National Bancorp of Virginia, Inc.	44,234	483,920
Summit Financial Group, Inc.	6,598	138,162
United Security Bancshares	50,388	355,235
Unity Bancorp, Inc.	20,424	359,258

		8,399,335

Diversified Financial Services - 0.94%
Alerus Financial Corp.	30,093	723,135

Insurance - 1.72%
Donegal Group, Inc., Class A	65,195	911,426
ProSight Global, Inc.A	32,567	415,229

		1,326,655

Thrifts & Mortgage Finance - 2.91%
ESSA Bancorp, Inc.	16,305	257,945
FS Bancorp, Inc.	3,090	165,315
Merchants Bancorp	13,004	346,426
OP Bancorp	19,773	144,343
Riverview Bancorp, Inc.	125,188	660,993
Southern Missouri Bancorp, Inc.	12,410	374,906
Timberland Bancorp, Inc.	12,582	299,829

		2,249,757

Total Financials		12,698,882

Health Care - 19.16%
Biotechnology - 5.59%
Avid Bioservices, Inc.A	82,861	755,692
Natera, Inc.A	12,870	1,136,035
Travere Therapeutics, Inc.A	44,893	1,029,397
Veracyte, Inc.A	25,626	1,396,873

		4,317,997

Health Care Equipment & Supplies - 5.27%
Antares Pharma, Inc.A B	141,941	442,856
Cardiovascular Systems, Inc.A	15,066	519,174
Electromed, Inc.A	31,408	316,907
iRhythm Technologies, Inc.A	1,397	341,580
Orthofix Medical, Inc.A	31,204	1,147,059
Stereotaxis, Inc.A B	67,832	291,678
Surmodics, Inc.A	6,837	255,977
Tactile Systems Technology, Inc.A	8,659	373,289
Zynex, Inc.A B	27,106	378,400

		4,066,920

Health Care Providers & Services - 3.64%
Castle Biosciences, Inc.A	15,923	757,298
Cross Country Healthcare, Inc.A	80,754	702,560
InfuSystem Holdings, Inc.A	23,980	383,680
National Research Corp.	9,845	505,147

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.33% (continued)
Health Care - 19.16% (continued)
Health Care Providers & Services - 3.64% (continued)
Viemed Healthcare, Inc.A	47,059	$458,825

		2,807,510

Health Care Technology - 1.12%
iCAD, Inc.A B	33,929	339,968
Simulations Plus, Inc.	9,442	528,469

		868,437

Life Sciences Tools & Services - 1.00%
Champions Oncology, Inc.A	33,354	379,235
ChromaDex Corp.A B	78,951	391,597

		770,832

Pharmaceuticals - 2.54%
BioDelivery Sciences International, Inc.A	143,596	545,665
Corcept Therapeutics, Inc.A	48,294	1,093,376
Harrow Health, Inc.A B	56,373	324,145

		1,963,186

Total Health Care		14,794,882

Industrials - 14.62%
Aerospace & Defense - 0.54%
Moog, Inc., Class A	5,441	420,916

Air Freight & Logistics - 0.39%
Radiant Logistics, Inc.A	51,232	303,293

Building Products - 0.60%
CSW Industrials, Inc.	4,304	461,776

Commercial Services & Supplies - 2.90%
Deluxe Corp.	17,232	443,552
Ennis, Inc.	39,868	652,639
Kimball International, Inc., Class B	35,440	387,359
McGrath RentCorp	11,831	752,925

		2,236,475

Construction & Engineering - 2.48%
Aegion Corp.A	8,347	143,151
MasTec, Inc.A	12,371	701,560
MYR Group, Inc.A	6,303	322,272
Primoris Services Corp.	30,836	747,773

		1,914,756

Electrical Equipment - 0.23%
LSI Industries, Inc.	23,269	181,963

Machinery - 3.35%
Astec Industries, Inc.	5,469	317,202
Eastern Co.	5,331	117,815
Franklin Electric Co., Inc.	13,336	901,380
Miller Industries, Inc.	14,087	470,365
Mueller Industries, Inc.	13,916	455,888
Omega Flex, Inc.	2,270	321,705

		2,584,355

Professional Services - 1.73%
CRA International, Inc.	3,169	145,299
Franklin Covey Co.A	8,443	185,493
Kforce, Inc.	12,295	504,710

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.33% (continued)
Industrials - 14.62% (continued)
Professional Services - 1.73% (continued)
Mastech Digital, Inc.A	3,942	$70,167
TrueBlue, Inc.A	22,570	431,087

		1,336,756

Road & Rail - 0.14%
Universal Logistics Holdings, Inc.	4,884	105,055

Trading Companies & Distributors - 2.26%
Lawson Products, Inc.A	3,281	154,994
Rush Enterprises, Inc., Class A	20,873	800,062
Systemax, Inc.	23,363	718,880
Transcat, Inc.A	2,305	73,068

		1,747,004

Total Industrials		11,292,349

Information Technology - 12.89%
Communications Equipment - 0.29%
Calix, Inc.A	9,110	215,725
DZS, Inc.A	412	5,302

		221,027

Electronic Equipment, Instruments & Components - 2.57%
Insight Enterprises, Inc.A	15,372	1,098,791
OSI Systems, Inc.A	10,060	886,286

		1,985,077

IT Services - 2.38%
Brightcove, Inc.A	38,707	646,407
Sykes Enterprises, Inc.A	31,640	1,190,613

		1,837,020

Software - 6.98%
A10 Networks, Inc.A	73,970	590,281
Alarm.com Holdings, Inc.A	7,025	533,268
Appfolio, Inc., Class AA	1,505	245,210
Box, Inc., Class AA	32,781	612,677
ChannelAdvisor Corp.A	19,503	287,669
CommVault Systems, Inc.A	16,003	764,303
Mitek Systems, Inc.A	40,901	481,814
QAD, Inc., Class A	7,728	443,046
Rimini Street, Inc.A	83,687	364,875
ShotSpotter, Inc.A	6,299	208,938
Smith Micro Software, Inc.A	81,298	437,383
Tenable Holdings, Inc.A	11,651	419,552

		5,389,016

Technology Hardware, Storage & Peripherals - 0.67%
Avid Technology, Inc.A	42,816	520,215

Total Information Technology		9,952,355

Materials - 4.07%
Chemicals - 3.08%
Hawkins, Inc.	5,785	290,291
Innospec, Inc.	11,376	936,131
Kronos Worldwide, Inc.	45,960	631,950

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.33% (continued)
Materials - 4.07% (continued)
Chemicals - 3.08% (continued)
Tredegar Corp.	32,537	$514,410

		2,372,782

Construction Materials - 0.34%
United States Lime & Minerals, Inc.	2,385	264,019

Containers & Packaging - 0.57%
UFP Technologies, Inc.A	10,014	441,317

Paper & Forest Products - 0.08%
Boise Cascade Co.	1,427	61,718

Total Materials		3,139,836

Real Estate - 8.90%
Equity Real Estate Investment Trusts (REITs) - 6.04%
Alexander’s, Inc.	1,442	394,185
BRT Apartments Corp.	12,962	169,284
Clipper Realty, Inc.	26,924	170,967
Franklin Street Properties Corp.	34,027	157,885
Getty Realty Corp.	26,947	765,025
Gladstone Land Corp.	12,072	175,648
Industrial Logistics Properties Trust	17,414	378,406
Monmouth Real Estate Investment Corp.	43,234	641,160
Office Properties Income Trust	9,694	221,508
One Liberty Properties, Inc.	14,119	251,036
PotlatchDeltic Corp.	6,730	313,214
PS Business Parks, Inc.	6,158	811,625
Safehold, Inc.	2,195	149,414
Universal Health Realty Income Trust	1,016	61,397

		4,660,754

Real Estate Management & Development - 2.86%
eXp World Holdings, Inc.A	6,994	372,990
Kennedy-Wilson Holdings, Inc.	52,063	831,967
Marcus & Millichap, Inc.A	14,390	515,881
Maui Land & Pineapple Co., Inc.A	15,472	188,449
RMR Group, Inc., Class A	4,128	152,901
St Joe Co.	4,558	150,460

		2,212,648

Total Real Estate		6,873,402

Utilities - 0.27%
Electric Utilities - 0.04%
Otter Tail Corp.	694	27,635

Gas Utilities - 0.02%
RGC Resources, Inc.	715	17,346

Independent Power & Renewable Electricity Producers - 0.05%
Atlantic Power Corp.A B	20,214	41,641

Water Utilities - 0.16%
Artesian Resources Corp., Class A	1,155	42,700
Pure Cycle Corp.A	4,754	45,353

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.33% (continued)
Utilities - 0.27% (continued)
Water Utilities - 0.16% (continued)
York Water Co.	743	$33,465

		121,518

Total Utilities		208,140

Total Common Stocks (Cost $68,005,980)		75,916,439

SHORT-TERM INVESTMENTS - 1.51% (Cost $1,164,937)
Investment Companies - 1.51%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	1,164,937	1,164,937

SECURITIES LENDING COLLATERAL - 1.42% (Cost $1,096,180)
Investment Companies - 1.42%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	1,096,180	1,096,180

TOTAL INVESTMENTS - 101.26% (Cost $70,267,097)		78,177,556
LIABILITIES, NET OF OTHER ASSETS - (1.26%)		(973,835)

TOTAL NET ASSETS - 100.00%		$77,203,721

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at November 30, 2020.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

Long Futures Contracts Open on November 30, 2020:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	12	December 2020	$1,001,238	$1,092,060	$90,822

			$1,001,238	$1,092,060	$90,822

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2020, the investments were classified as described below:

Zebra Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$75,916,439	$—	$—	$75,916,439
Short-Term Investments	1,164,937	—	—	1,164,937
Securities Lending Collateral	1,096,180	—	—	1,096,180

Total Investments in Securities - Assets	$78,177,556	$—	$—	$78,177,556

Financial Derivative Instruments - Assets
Futures Contracts	$90,822	$—	$—	$90,822

Total Financial Derivative Instruments - Assets	$90,822	$—	$—	$90,822

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2020 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of November 30, 2020, the Trust consists of twenty-seven active series, four of which are presented in this filing: American Beacon SiM High Yield Opportunities Fund, American Beacon Sound Point Floating Rate Income Fund, American Beacon The London Company Income Equity Fund, and American Beacon Zebra Small Cap Equity Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The ASU amendments in this Update are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2020 (Unaudited)

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2020 (Unaudited)

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2020 (Unaudited)

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of November 30, 2020, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
The London Company Income Equity	$22,718,583	$—	$22,898,160	$22,898,160
Zebra Small Cap Equity	3,463,506	1,096,180	2,493,055	3,589,235

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

November 30, 2020 (Unaudited)

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended August 31, 2020 remains subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of November 30, 2020, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SiM High Yield Opportunities	$1,151,168,353	$68,302,210	$(66,137,123)	$2,165,087
Sound Point Floating Rate Income	610,782,895	8,034,519	(33,880,497)	(25,845,978)
The London Company Income Equity	1,004,505,329	414,729,411	(10,505,311)	404,224,100
Zebra Small Cap Equity	70,267,097	10,754,364	(2,843,905)	7,910,459

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of August 31, 2020, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
SiM High Yield Opportunities	$5,876,166	$54,924,303
Sound Point Floating Rate Income	52,205,015	130,667,094
The London Company Income Equity	—	—
Zebra Small Cap Equity	3,142,239	345,377